IFRS 7 Disclosure - Credit and Counterparty Risk - Summary of Gross Loans and Acceptances by Contractual Maturity and Country of Ultimate Risk (Detail) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	$ 461,800	$ 451,537
Canada [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	182,665	176,174
Canada [member] | Commercial and corporate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	88,690	84,098
Canada [member] | Commercial real estate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	18,814	21,873
United States [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	160,356	158,733
Other countries [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	11,275	10,659
Within 1 year [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	170,149	179,123
Within 1 year [member] | Canada [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	52,771	58,580
Within 1 year [member] | Canada [member] | Commercial and corporate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	68,130	65,534
Within 1 year [member] | Canada [member] | Commercial real estate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	7,397	7,928
Within 1 year [member] | United States [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	31,587	37,867
Within 1 year [member] | Other countries [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	10,264	9,214
1 to 5 years [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	236,236	229,839
1 to 5 years [member] | Canada [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	125,492	113,162
1 to 5 years [member] | Canada [member] | Commercial and corporate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	18,254	16,591
1 to 5 years [member] | Canada [member] | Commercial real estate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	10,142	11,647
1 to 5 years [member] | United States [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	81,717	87,443
1 to 5 years [member] | Other countries [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	631	996
Over 5 years [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	55,415	42,575
Over 5 years [member] | Canada [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	4,402	4,432
Over 5 years [member] | Canada [member] | Commercial and corporate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	2,306	1,973
Over 5 years [member] | Canada [member] | Commercial real estate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	1,275	2,298
Over 5 years [member] | United States [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	47,052	33,423
Over 5 years [member] | Other countries [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	$ 380	$ 449